Average Annual Total Returns - VIPInvestmentGradeBondIIPortfolio-InvestorPRO - VIPInvestmentGradeBondIIPortfolio-InvestorPRO - VIP Investment Grade Bond II Portfolio	Apr. 30, 2025
VIP Investment Grade Bond II Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	1.52%
Since Inception	0.67%	[1]
LB001
Average Annual Return:
Past 1 year	1.25%
Since Inception	0.59%

[1]	A From May 27, 2022 .